Borrowings and debt	12 Months Ended
Dec. 31, 2023
Borrowings and debt
Borrowings and debt
Borrowings consist of bilateral funding and syndicated loans obtained from international banks. Debt instruments consist of public and private issuances under the Bank's Euro Medium-Term Notes (“EMTN”) Program as well as the Short-and Long-Term Notes (“Certificados Bursatiles”) Program (the “Mexican Program”) in the Mexican local market as well as a Revolving Corporate Bond Program in Panama with a maximum amount of $300 million for the issuance of short and long term notes.
The Bank’s funding activities include: (i) EMTN, which may be used to issue notes for up to $2.250 million, with maturities from 7 days up to a maximum of 30 years, at fixed or floating interest rates, or at discount, and in various currencies. The notes are generally issued in bearer or registered form through one or more authorized financial institutions; (ii) Short-and Long-Term Notes (“Certificados Bursatiles”) Program (the “Mexican Program”) in the Mexican local market, registered with the Mexican National Registry of Securities administered by the National Banking and Securities Commission of Mexico (“CNBV”, for its acronym in Spanish), for an authorized aggregate principal amount of 25 billion Mexican pesos with maturities from 1 day to 30 years (iii) a short and long term Revolving Corporate Bond Program in the Panamanian local market with a maximum amount of $300 million.
Some borrowing agreements include various events of default and covenants relating to minimum capital adequacy ratios, incurrence of additional liens, and asset sales, as well as other customary covenants, representations and warranties. As of December 31, 2023, the Bank was in compliance with all those covenants.
Carrying amount of borrowings and debt is detailed as follows:

	December 31, 2023
	Short-Term		Long-term
	Borrowings	Debt	Borrowings	Debt	Total
Principal	1,638,306	86,601	537,775	2,097,820	4,360,502
Transaction costs	(262)	(40)	(1,904)	(6,308)	(8,514)
	1,638,044	86,561	535,871	2,091,512	4,351,988

	December 31, 2022
	Short-Term		Long-term
	Borrowings	Debt	Borrowings	Debt	Total
Principal	2,153,351	42,255	650,275	1,580,727	4,426,608
Transaction costs	(1,376)	(5)	(2,952)	(5,764)	(10,097)
	2,151,975	42,250	647,323	1,574,963	4,416,511
Short-term borrowings and debt
The breakdown of short-term (original maturity of less than one year) borrowings and debt, along with contractual interest rates, plus prepaid commissions, is as follows:

	December 31,
	2023	2022
Short-term borrowings:
At fixed interest rates	732,336	1,584,776
At floating interest rates	905,970	568,575
Principal	1,638,306	2,153,351
Less: Transaction costs	(262)	(1,376)
Total short-term borrowings, net	1,638,044	2,151,975

Short-term debt:
At fixed interest rates	1,536	—
At floating interest rates	85,065	42,255
Principal	86,601	42,255
Less: Transaction costs	(40)	(5)
Total short-term debt, net	86,561	42,250

Total short-term borrowings and debt	1,724,605	2,194,225

Range of fixed interest rates on borrowings and debt in U.S. dollars	5.44% to 6.50%	1.53% to 6.52%
Range of floating interest rates on borrowings in U.S. dollars	6.08% to 6.33%	4.90% to 5.72%
Range of floating interest rates on borrowings and debt in Mexican pesos	11.77% to 12.65%	10.97% to 12.00%
Range of floating interest rates on borrowings and debt in Euros	4.51% to 4.69%	—%
Range of fixed interest rates on borrowings and debt in Japanese yen	—%	0.84% to 1.23%

The outstanding balances of short-term borrowings and debt by currency, excluding prepaid commissions, are as follows:

	December 31,
	2023	2022
US dollar	1,084,872	1,593,531
Mexican peso	576,527	405,830
Euro	63,508	—
Japanese yen	—	196,245
Carrying amount - principal	1,724,907	2,195,606
Long-term borrowings and debt

The breakdown of long-term borrowings and debt (original maturity of more than one year), along with contractual interest rates, plus prepaid commissions are as follows:

	December 31,
	2023	2022
Long-term borrowings:
At fixed interest rates	—	75,000
At floating interest rates with due dates from May 2024 to May 2026	537,775	575,275
Principal	537,775	650,275
Less: Transaction costs	(1,904)	(2,952)
Total long-term borrowings, net	535,871	647,323

Long-term debt:
At fixed interest rates with due dates from March 2024 to November 2034	1,456,290	1,136,743
At floating interest rates with due dates from November 2024 to August 2028	641,530	443,984
Principal	2,097,820	1,580,727
Less: Transaction costs	(6,308)	(5,764)
Total long-term debt, net	2,091,512	1,574,963

Total long-term borrowings and debt, net	2,627,383	2,222,286

Range of fixed interest rates on borrowings and debt in U.S. dollars	1.35% to 6.15%	0.80% to 5.81%
Range of floating interest rates on borrowings and debt in U.S. dollars	6.32% to 7.31%	4.96% to 6.04%
Range of fixed interest rates on borrowings and debt in Mexican pesos	6.50% to 10.78%	6.50% to 9.20%
Range of floating interest rates on borrowings and debt in Mexican pesos	11.70% to 11.95%	10.55% to 10.93%
Range of fixed interest rates on debt in Japanese yens	0.40% to 1.35%	0.40% to 1.27%
Range of fixed interest rates on debt in Euros	0.90% to 3.75%	0.23% to 3.75%
Range of fixed interest rates on debt in Australian dollars	1.41% to 6.81%	1.41% to 6.81%
Range of fixed interest rates on debt in Sterling pounds	1.50%	1.50%
Range of fixed interest rates on debt in Swiss francs	0.35%	0.35%
Long-term borrowings and debt (continued)
The outstanding balances of long-term borrowings and debt by currency, excluding prepaid commissions, are as follows:

	December 31,
	2023	2022
US dollar	1,149,021	1,155,275
Mexican peso	1,241,023	845,867
Euro	88,018	111,095
Japanese yen	113,642	76,513
Australian dollar	27,286	26,968
Swiss franc	11,889	10,820
Sterling pound	4,716	4,464
Carrying amount - principal	2,635,595	2,231,002
Future payments of long-term borrowings and debt outstanding as of December 31, 2023, are as follows:

Year	Outstanding
2024	637,998
2025	1,005,496
2026	516,223
2027	311,123
2028	112,345
2029	42,162
2034	10,248
Carrying amount - principal	2,635,595
The following table presents the reconciliation of movements of borrowings and debt arising from financing activities, as presented in the consolidated statement of cash flows :

	2023	2022	2021
Balance as of January 1,	4,416,511	3,304,178	1,966,271
Net (decrease) increase in short-term borrowings and debt	(500,650)	579,065	1,196,710
Proceeds from long-term borrowings and debt	496,342	1,038,110	266,640
Payments of long-term borrowings and debt	(221,306)	(536,792)	(97,520)
Change in foreign currency rates	157,440	45,460	(27,528)
Fair value adjustment due to hedge accounting relationship	2,126	(9,334)	(2,034)
Other adjustments	1,525	(4,176)	1,639
Balance as of December 31,	4,351,988	4,416,511	3,304,178
The reconciliation of the movements of the equity accounts that are part of the financing activities are presented in the consolidated statement of changes in equity.